Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Reconciliation of shares in basic and diluted loss per share calculation
A reconciliation of the number of shares in the calculation of basic and diluted earnings per share follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020

	(in thousands)
Basic earnings (loss) per share
Numerator:
Net income (loss)	$462	$3,224	$(3,816)	$3,912
Net income (loss) available to common stockholders	$462	$3,224	$(3,816)	$3,912
Denominator:
Weighted-average common shares outstanding used in computing basic earnings (loss) per share	158,124	158,124	158,124	158,124
Basic earnings (loss) per share	$0.00	$0.02	$(0.02)	$0.02

Diluted earnings (loss) per share
Numerator:
Net income (loss) available to common stockholders	$462	$3,224	$(3,816)	$3,912
Denominator:
Weighted-average shares used in computing diluted earnings (loss) per share	158,124	158,124	158,124	158,124
Diluted earnings (loss) per share	$0.00	$0.02	$(0.02)	$0.02